UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Airlines (0.8%)

AirAsia Bhd (Malaysia)	68,300	$66,531

		66,531
Auto components (1.9%)

Apollo Tyres, Ltd. (India)(NON)	39,519	43,740

Hyundai Mobis Co., Ltd. (South Korea)	480	117,071

		160,811
Automobiles (3.8%)

Hyundai Motor Co. (South Korea)	292	60,431

Kia Motors Corp. (South Korea)	2,466	139,826

Tata Motors, Ltd. (India)	26,610	127,131

		327,388
Building products (0.8%)

China Liansu Group Holdings, Ltd. (China)	136,000	69,617

		69,617
Capital markets (—%)

BGP Holdings PLC (Malta)(F)	132,965	177

Yuanta Financial Holding Co., Ltd. (Taiwan)	1	1

		178
Chemicals (1.2%)

PTT Global Chemical PCL (Thailand)	46,700	98,473

		98,473
Commercial banks (10.5%)

Bangkok Bank PCL NVDR (Thailand)	22,400	146,709

Bank Mandiri (Persero) Tbk PT (Indonesia)	145,000	125,566

China Construction Bank Corp. (China)	227,000	169,469

Industrial and Commercial Bank of China, Ltd. (China)	231,000	151,903

Jammu & Kashmir Bank, Ltd. (India)	5,667	104,556

Philippine National Bank (Philippines)(NON)	32,650	61,082

Siam Commercial Bank PCL (Thailand)	16,900	85,580

Standard Chartered PLC (United Kingdom)	2,450	56,041

		900,906
Commercial services and supplies (0.8%)

China Everbright International, Ltd. (China)	76,000	69,282

		69,282
Computers and peripherals (2.1%)

Asustek Computer, Inc. (Taiwan)	11,000	96,110

Casetek Holdings, Ltd. (Taiwan)(NON)	17,000	85,038

		181,148
Construction and engineering (6.0%)

China Railway Group, Ltd. (China)	209,000	112,374

China Singyes Solar Technologies Holdings, Ltd. (China)	63,000	63,361

China State Construction International Holdings, Ltd. (China)	38,000	60,560

Daelim Industrial Co., Ltd. (South Korea)	1,179	93,403

Gamuda Bhd (Malaysia)	44,200	64,856

KEPCO Engineering & Construction Co., Inc. (South Korea)	721	46,465

Surya Semesta Internusa Tbk PT (Indonesia)	830,500	75,959

		516,978
Construction materials (1.6%)

China National Building Material Co., Ltd. (China)	58,000	52,349

China Shanshui Cement Group, Ltd. (China)	128,000	50,998

PT Indocement Tunggal Prakarsa Tbk (Indonesia)	16,500	33,474

		136,821
Consumer finance (1.3%)

Mahindra & Mahindra Financial Services, Ltd. (India)(NON)	17,385	66,804

Samsung Card Co., Ltd. (South Korea)	1,270	42,675

		109,479
Diversified financial services (1.6%)

AMMB Holdings Bhd (Malaysia)	24,500	59,135

Metro Pacific Investments Corp. (Philippines)	610,600	75,921

		135,056
Diversified telecommunication services (3.4%)

China Telecom Corp, Ltd. (China)	162,000	80,837

PCCW, Ltd. (Hong Kong)	168,000	76,466

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	116,000	134,313

		291,616
Electric utilities (2.0%)

Power Grid Corp. of India, Ltd. (India)	50,764	84,405

Tenaga Nasional Bhd (Malaysia)	31,000	84,954

		169,359
Electronic equipment, instruments, and components (3.8%)

Hollysys Automation Technologies, Ltd. (China)(NON)	6,472	87,890

Hon Hai Precision Industry Co., Ltd. (Taiwan)	74,260	192,668

Tripod Technology Corp. (Taiwan)	23,530	49,043

		329,601
Energy equipment and services (1.3%)

Ezion Holdings, Ltd. (Singapore)	66,000	115,293

		115,293
Food and staples retail (2.3%)

CP ALL PCL (Thailand)	89,500	102,224

Puregold Price Club, Inc. (Philippines)	101,200	95,421

		197,645
Health-care providers and services (0.9%)

Sinopharm Group Co. (China)	28,800	78,725

		78,725
Hotels, restaurants, and leisure (4.7%)

Galaxy Entertainment Group, Ltd. (Hong Kong)(NON)	9,000	47,404

Grand Korea Leisure Co., Ltd. (South Korea)	2,530	72,065

Hana Tour Service, Inc. (South Korea)	1,431	97,954

Minor International PCL (Thailand)	99,300	72,968

Sands China, Ltd. (Hong Kong)	21,200	114,671

		405,062
Household durables (0.8%)

Coway Co., Ltd. (South Korea)	1,362	72,742

		72,742
Independent power producers and energy traders (0.5%)

China Resources Power Holdings Co., Ltd. (China)	20,000	46,573

		46,573
Industrial conglomerates (4.8%)

Alliance Global Group, Inc. (Philippines)(NON)	115,500	69,811

Hutchison Whampoa, Ltd. (Hong Kong)	17,000	191,906

Keppel Corp., Ltd. (Singapore)	11,400	92,843

NWS Holdings, Ltd. (Hong Kong)	34,000	52,169

		406,729
Insurance (2.1%)

AIA Group, Ltd. (Hong Kong)	37,400	177,220

		177,220
Internet software and services (2.0%)

Tencent Holdings, Ltd. (China)	3,700	167,835

		167,835
IT Services (1.5%)

HCL Technologies, Ltd. (India)	8,232	126,929

		126,929
Media (1.9%)

CJ CGV Co., Ltd. (South Korea)	2,146	91,691

Global Mediacom Tbk PT (Indonesia)	310,000	69,375

		161,066
Multiline retail (0.7%)

Matahari Department Store Tbk PT (Indonesia)(NON)	49,000	59,358

		59,358
Oil, gas, and consumable fuels (4.8%)

Cairn India, Ltd. (India)	20,450	99,265

China Petroleum & Chemical Corp. (China)	86,000	63,982

CNOOC, Ltd. (China)	138,000	249,110

		412,357
Pharmaceuticals (0.9%)

Glenmark Pharmaceuticals, Ltd. (India)(NON)	7,974	75,616

		75,616
Real estate management and development (6.7%)

Amata Corp. PLC (Thailand)	57,000	30,776

Cheung Kong Holdings, Ltd. (Hong Kong)	7,000	98,381

China Overseas Grand Oceans Group, Ltd. (China)	49,000	58,189

China Overseas Land & Investment, Ltd. (China)	30,000	86,454

Hemaraj Land and Development PCL NVDR (Thailand)	311,600	32,852

Hysan Development Co., Ltd. (Hong Kong)	12,000	50,983

Sun Hung Kai Properties, Ltd. (Hong Kong)	10,000	133,452

UOL Group, Ltd. (Singapore)	15,000	82,386

		573,473
Semiconductors and semiconductor equipment (11.4%)

Radiant Opto-Electronics Corp. (Taiwan)	21,630	67,877

Samsung Electronics Co., Ltd. (South Korea)	564	642,606

SK Hynix, Inc. (South Korea)(NON)	2,780	67,308

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	59,000	201,674

		979,465
Specialty retail (1.0%)

OSIM International, Ltd. (Singapore)	51,000	82,268

		82,268
Textiles, apparel, and luxury goods (0.9%)

Prada SpA (Italy)	8,100	75,615

		75,615
Thrifts and mortgage finance (1.2%)

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)	8,065	106,169

		106,169
Transportation infrastructure (1.2%)

Bangkok Expressway PCL (Thailand)	88,900	103,669

		103,669
Water utilities (1.7%)

Beijing Enterprises Water Group, Ltd. (China)	182,000	73,686

Hyflux, Ltd. (Singapore)	66,000	67,774

		141,460
Wireless telecommunication services (1.4%)

StarHub, Ltd. (Singapore)	34,000	117,715

		117,715

Total common stocks (cost $8,126,970)		$8,246,228

SHORT-TERM INVESTMENTS (0.9%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)	79,634	$79,634

Total short-term investments (cost $79,634)		$79,634

TOTAL INVESTMENTS

Total investments (cost $8,206,604)(b)		$8,325,862

Key to holding's abbreviations
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,562,066.
(b)	The aggregate identified cost on a tax basis is $8,216,425, resulting in gross unrealized appreciation and depreciation of $754,380 and $644,943, respectively, or net unrealized appreciation of $109,437.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$310,884	$1,028,842	$1,260,092	$24	$79,634
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	21.5%
	South Korea	18.6
	Hong Kong	11.3
	India	10.0
	Taiwan	8.3
	Thailand	8.1
	Singapore	6.7
	Indonesia	6.0
	Philippines	3.6
	Malaysia	3.3
	United States	1.0
	Italy	0.9
	United Kingdom	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$1,344,310	$—	$—
Consumer staples	197,645	—	—
Energy	527,650	—	—
Financials	2,002,304	—	177
Health care	154,341	—	—
Industrials	1,232,806	—	—
Information technology	1,784,978	—	—
Materials	235,294	—	—
Telecommunication services	409,331	—	—
Utilities	357,392	—	—
Total common stocks	8,246,051	—	177
Short-term investments	79,634	—	—

Totals by level	$8,325,685	$—	$177

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013